SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) segment customer	Jun. 30, 2021 USD ($) customer	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segment	1
Number of reportable segment	1
Cash and cash equivalents deposited in financial institutions in the PRC | $	$ 24,979,447	$ 57,160,241	$ 1,015,629	$ 4,077,564
Accounts receivable | Credit concentration
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of customers | customer	3	3
Accounts receivable | Credit concentration | Customer 1
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk %	12.00%	25.00%
Accounts receivable | Credit concentration | Customer 2
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk %	12.00%	15.00%
Accounts receivable | Credit concentration | Customer 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration risk %	11.00%	12.00%